ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 88.0%

BANKS 17.2%
Major Banks 9.8%
Bank of America	190,400	9,572
Bank of New York Mellon	150,000	6,621
BNP Paribas (EUR)	21,500	2,346
Erste Bank der Oesterreich Sparkasse (EUR)	66,600	5,062
HSBC (GBP)	204,779	3,776
Royal Bank of Scotland (GBP)	305,000	3,265
Societe Generale (EUR)	25,600	4,284
U.S. Bancorp	209,900	6,828
		41,754
Regional/Savings Banks 7.4%
Cobiz Financial (1)	127,000	2,174
First Horizon National (1)	70,200	1,872
Marshall & Ilsley (1)	40,000	1,751
SunTrust	119,900	9,073
TCF Financial (1)	85,800	2,246
Texas Capital Bancshares (2)	56,900	1,237
Wells Fargo	369,400	13,158
		31,511

Total Banks		73,265
CAPITAL MARKETS 13.6%
Capital Markets 13.6%
Affiliated Managers Group (1)(2)	33,700	4,297
Ameriprise Financial	50,200	3,168
Bear Stearns (1)	42,400	5,207
Deutsche Boerse (EUR)	21,200	2,879
Federated Investors, Class B	162,600	6,455
Fortress Investment Group, Class A (1)	141,200	3,010
Franklin Resources	18,500	2,359
Lazard (1)	172,600	7,318
MarketAxess Holdings (1)(2)	108,800	1,632
MF Global (2)	98,200	2,848
Morgan Stanley	20,200	1,273
Northern Trust (1)	57,000	3,777
Nymex Holdings	13,400	1,744
Raymond James Financial	60,500	1,988
UBS (CHF)	73,300	3,931
Waddell & Reed Financial, Class A	222,000	6,001
Total Capital Markets		57,887
FINANCE 18.2%
Consumer Finance 3.0%
American Express	52,300	3,105
Capital One Financial	60,500	4,019
Discover Financial (2)	131,000	2,725
Moody's	41,300	2,081
Samsung Card (KRW) (2)	14,570	900
		12,830
Diversified Financials 11.5%
CIT Group	45,600	1,833
Citigroup	444,600	20,750
H&R Block	1,135,800	24,056
Hypo Real Estate Holding (EUR)	41,000	2,325
		48,964
Thrift & Mortgage Finance 3.7%
Countrywide Financial (1)	93,500	1,778
Fannie Mae	132,200	8,039
Freddie Mac	101,700	6,001
		15,818

Total Finance		77,612
INSURANCE 29.8%
Insurance 29.8%
ACE Limited	35,300	2,138
Ambac Financial Group (1)	49,000	3,083
American International Group	313,900	21,235
AMERIGROUP (2)	68,100	2,348
Aon	203,000	9,096
Aspen Insurance Holdings	115,400	3,221
Assurant	105,200	5,628
Genworth Financial, Class A	477,300	14,667
Hartford Financial Services	88,400	8,181
ING Groep, GDS (EUR)	69,541	3,079
Lincoln National	41,000	2,705
Maiden (3)	186,800	1,681
Marsh & McLennan	41,000	1,046
MetLife	192,100	13,395
Munich Re (EUR)	24,801	4,753
Principal Financial Group	47,800	3,016
Prudential (GBP)	156,900	2,404
Prudential Financial	143,800	14,032
Security Capital Assurance (1)	65,500	1,496
StanCorp Financial Group (1)	57,400	2,842
WellPoint (2)	29,000	2,289
White Mountains Insurance Group (1)	8,900	4,626
Total Insurance		126,961
MISCELLANEOUS 8.3%
Other 8.3%
AT&T	45,300	1,916
BJ Services	75,700	2,010
Cardinal Health	30,300	1,895
Centex (1)	57,000	1,514
Covidien (2)	53,900	2,237
CVS Caremark	107,800	4,272
GE	205,000	8,487
Microsoft	58,000	1,709
Motorola	211,300	3,915
Pfizer	74,000	1,808
Tyco Electronics	60,000	2,126
Tyco International	71,400	3,166
Total Miscellaneous		35,055
REAL ESTATE 0.9%
Real Estate 0.9%
McGraw-Hill	29,300	1,492
St. Joe (1)	73,000	2,453
Total Real Estate		3,945
Total Common Stocks (Cost $357,314)		374,725
CONVERTIBLE PREFERRED STOCKS 2.5%
CAPITAL MARKETS 1.1%
Capital Markets 1.1%
Affiliated Managers Group	80,000	4,573
Total Capital Markets		4,573
INSURANCE 1.4%
Insurance 1.4%
Aspen Insurance Holdings	114,500	6,136
Total Insurance		6,136
Total Convertible Preferred Stocks (Cost $10,736)		10,709
CONVERTIBLE BONDS 2.2%
Countrywide Financial, VR, 1.86%, 4/15/37 (3)	5,170,000	4,770
Peabody Energy, 4.75%, 12/15/66	2,200,000	2,314
UniSource Energy, 4.50%, 3/1/35	2,200,000	2,172
Total Convertible Bonds (Cost $8,951)		9,256
CORPORATE BONDS 0.5%
HUB International, 10.25%, 6/15/15 (3)	2,305,000	2,143
Total Corporate Bonds (Cost $2,118)		2,143
SHORT-TERM INVESTMENTS 5.3%
Money Market Funds 5.3%
T. Rowe Price Reserve Investment Fund, 5.46% (4)(5)	22,603,134	22,603
Total Short-Term Investments (Cost $22,603)		22,603
SECURITIES LENDING COLLATERAL 8.7%
Money Market Trust 8.7%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.321% (4)	37,198,689	37,199
Total Securities Lending Collateral (Cost $37,199)		37,199
Total Investments in Securities
107.2% of Net Assets (Cost $438,921)		$456,635

†	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at September 30, 2007 -- total value of such securities at period-end amounts to $36,093. See Note 2.
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$8,594 and represents 2.0% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4.
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
GDS	Global Depository Shares
KRW	South Korean Won
VR	Variable Rate; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Financial Services Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Financial Services Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2007, the value of loaned securities was $36,093,000; aggregate collateral consisted of $37,199,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $438,921,000. Net unrealized gain aggregated $17,734,000 at period-end, of which $28,886,000 related to appreciated investments and $11,152,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,071,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $22,603,000 and $11,773,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007